AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 30, 2010.

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 183	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940
Amendment No. 184	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED FUND TRUST II

(Exact Name of Registrant as Specified in Charter)

301 West Roosevelt Road

Wheaton, IL 60187

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (800) 983-0903

Andrew Schlossberg	With a copy to:
301 West Roosevelt Road	Stuart M. Strauss
Wheaton, IL 60187	Dechert LLP
(Name and Address of Agent for Service)	1095 Avenue of the Americas
New York, NY 10036

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐                                    immediately upon filing pursuant to paragraph (b) of Rule 485.

☒                                  on January 28, 2011 pursuant to paragraph (b) of Rule 485.

☐                                    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

☐                                    75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 113 to its Registration Statement until January 28, 2011. Post-Effective Amendment No. 120 to the Trust’s Registration Statement relates to the PowerShares Convertible Portfolio, PowerShares Financial Corporate Bond Portfolio, PowerShares Industrial Corporate Bond Portfolio and PowerShares Utilities Corporate Bond Portfolio, which were created pursuant to Post-Effective Amendment No. 113 to the Trust’s Registration Statement filed on September 18, 2009.  The effectiveness of the Registration Statement was delayed pursuant to Post-Effective Amendment Nos. 120, 124, 129, 133, 137, 142, 146, 151, 156, 160, 165, 169, 174, 179 and 183 to the Trust’s Registration Statement filed on December 2, 2009, December 31, 2009, January 29, 2010, February 26, 2010, March 26, 2010, April 23, 2010, May 21, 2010, June 18, 2010, July 16, 2010, August 13, 2010, September 10, 2010, October 8, 2010, November 5, 2010, December 3, 2010 and December 30, 2010, respectively. Parts A, B and C of Registrant’s Post-Effective Amendment No. 113 under the Securities Act of 1933 and Amendment No. 114 under the Investment Company Act of 1940, filed on September 18, 2009 are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 30th day of December, 2010.

PowerShares Exchange-Traded Fund Trust II

By:	/s/ Andrew Schlossberg
Title: Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew Schlossberg	President	December 30, 2010
Andrew Schlossberg

/s/ Bruce T. Duncan	Treasurer and Secretary	December 30, 2010
Bruce T. Duncan

*/s/ H. Bruce Bond	Chairman and Trustee	December 30, 2010
H. Bruce Bond

*/s/ Ronn R. Bagge	Trustee	December 30, 2010
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	December 30, 2010
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	December 30, 2010
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	December 30, 2010
Marc M. Kole

*/s/ Philip M. Nussbaum	Trustee	December 30, 2010
Philip M. Nussbaum

*/s/ Donald S. Wilson	Trustee	December 30, 2010
Donald S. Wilson

*By: /s/ Stuart M. Strauss		December 30, 2010
Stuart M. Strauss
Attorney-In-Fact